GOODWILL AND OTHER INTANGIBLE ASSETS - Estimated 5 Year Amortization (Details) $ in Millions	Dec. 31, 2022 USD ($)
Estimated annual pre-tax amortization
2023	$ 668
2024	625
2025	600
2026	558
2027	$ 542